Debt (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of Debt

A summary of the carrying value of the debt is as follows:

September 30, 2021
Rabo Loan	$75,000
Construction Loan	13,832
JPM Loan	6,877
Unamortized debt issuance costs	(640)
Debt, net of issuance costs	95,069
Less current portion	(9,633)
Long term, net	$85,436